RETIREMENT PLANS AND POST RETIREMENT PENSION PLANS, Expected Benefit Payments (Details) $ in Millions	Oct. 31, 2024 USD ($)
Pension Plan | Foreign Plan
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	$ 19
Future benefit payments [Abstract]
2025	37
2026	38
2027	39
2028	40
2029	40
2030 - 2034	208
Pension Plan | UNITED STATES
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	0
Future benefit payments [Abstract]
2025	30
2026	29
2027	29
2028	31
2029	27
2030 - 2034	126
Post-Retirement Benefit Plan | UNITED STATES
Future benefit payments [Abstract]
2025	7
2026	7
2027	8
2028	8
2029	7
2030 - 2034	29
Other Postretirement Benefits Plan | UNITED STATES
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	$ 0